Interest Expense (Details) - Schedule of Interest Expense - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Interest Expense [Abstract]
Interest accretion on contingent consideration	$ 159,904	$ 243,657	$ 160,840
Interest accretion on lease liability	52,075	20,745
Other interest expenses		1,952
Total	$ 211,979	$ 266,354	$ 160,840